Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Liabilities [Abstract]
Schedule of Liabilities for Government Grants

Liabilities for government grants:

	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants as of December 31, 2025	11.5	557	269
Liabilities for government grants as of December 31, 2024	11.5	442	173

Schedule of Government Grant Balances	Government grant balances:
	December 31,
	2025	2024
	USD in thousands
Balance as of January 1	442	412
Grants received during the year	-	-
Liability revaluation	115	30
Balance as of December 31	557	442

Schedule of Presented in the Statement of Financial Position	Presented in the statement of financial position as follows:
	December 31,
	2025	2024
	USD in thousands
In current liabilities	288	270
In non-current liabilities	269	172
	$557	$442